Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information

18. Segment Information

The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses between segments in its internal reporting, and reports costs and expenses by nature as a whole.

The Group’s chief operating decision maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The Group does not distinguish among markets or segments for the purpose of internal reports.

The following information about the Group’s revenue is presented based on revenue streams.

	For the years ended
	December 31,
	2016	2017	2018
	US$	US$	US$
Advertising revenue	9,967,282	35,032,557	131,287,334
Other revenue	1,062,797	2,302,409	2,822,298
Total net revenues	11,030,079	37,334,966	134,109,632

The following table summarizes the Group's revenues generated by the geographic location of customers’ headquarters.

	For the years ended
	December 31,
	2016	2017	2018
	US$	US$	US$
USA	5,423,026	20,246,637	108,309,547
PRC	5,135,689	15,393,590	25,502,479
Others	471,364	1,694,739	297,606
Total	11,030,079	37,334,966	134,109,632

Information about the Group’s non‑current assets is presented based on the geographical location of the assets as follows:

	As of December 31,
	2017	2018
	US$	US$
PRC	1,757,460	2,232,800
USA	764,810	3,034,205
Total	2,522,270	5,267,005

The following customers accounted for 10% or more of revenue:

	For the years ended
	December 31,
	2016		2017		2018
	USD	%	USD	%	USD	%
Company A	4,019,900	36.44%	6,919,426	18.53%	*	*
Company B	*	*	7,467,645	20.00%	73,116,840	54.52%
Company C	*	*	*	*	14,609,270	10.89%